SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Outstanding
Number outstanding	967
Weighted average remaining contractual life (years)	2 years 6 months 7 days	3 years 1 month 13 days
Weighted average exercise price	$ 9.38
Exercisable
Number exercisable	834
Weighted average remaining contractual life (years)	2 years 2 months 1 day
Weighted average exercise price	$ 9.70
$2.76 - $7.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	2.76
Exercise price, maximum	$ 7.29
Outstanding
Number outstanding	289
Weighted average remaining contractual life (years)	4 years 1 month 9 days
Weighted average exercise price	$ 6.50
Exercisable
Number exercisable	165
Weighted average remaining contractual life (years)	3 years 8 months 19 days
Weighted average exercise price	$ 6.36
$7.81-$10.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	7.81
Exercise price, maximum	$ 10.03
Outstanding
Number outstanding	292
Weighted average remaining contractual life (years)	1 year 5 months 12 days
Weighted average exercise price	$ 9.17
Exercisable
Number exercisable	292
Weighted average remaining contractual life (years)	1 year 5 months 12 days
Weighted average exercise price	$ 9.17
$10.06 - $11.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	10.06
Exercise price, maximum	$ 11.32
Outstanding
Number outstanding	238
Weighted average remaining contractual life (years)	1 year 8 months 9 days
Weighted average exercise price	$ 10.66
Exercisable
Number exercisable	235
Weighted average remaining contractual life (years)	1 year 8 months 2 days
Weighted average exercise price	$ 10.67
$11.38 - $14.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	11.38
Exercise price, maximum	$ 14.68
Outstanding
Number outstanding	142
Weighted average remaining contractual life (years)	2 years 8 months 16 days
Weighted average exercise price	$ 13.05
Exercisable
Number exercisable	142
Weighted average remaining contractual life (years)	2 years 8 months 16 days
Weighted average exercise price	$ 13.05
$21.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 21.13
Outstanding
Number outstanding	6
Weighted average remaining contractual life (years)	5 years 11 months 19 days
Weighted average exercise price	$ 21.13
Exercisable
Number exercisable
Weighted average exercise price